Other Obligations (Details 2) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Amended Credit Agreement and the A/R Securitization Program	Dec. 31, 2013 A/R Securitization Program	Feb. 11, 2013 A/R Securitization Program	Jun. 30, 2011 Senior Secured Revolving Credit Facility	Dec. 31, 2013 Senior Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Revolving Credit Facility	Jun. 03, 2011 Senior Secured Revolving Credit Facility	Dec. 31, 2013 Senior Secured Revolving Credit Facility Minimum	Dec. 31, 2013 Senior Secured Revolving Credit Facility Maximum	Oct. 25, 2009 Prior secured revolving credit facility	Dec. 31, 2013 Letters of credit	Dec. 31, 2013 Letters of credit Minimum	Dec. 31, 2013 Letters of credit Maximum
Other Obligations
Maximum amount under senior secured revolving credit facility						$ 75,000,000				$ 500,000,000
Borrowing capacity allowed				169,000,000	40,200,000
Long-term debt					0
Additional borrowing capacity available on the credit facility							200,000,000
Letters of credit outstanding														0
Outstanding borrowings								0
Base rate on interest on leases	one-month LIBOR							LIBOR
Margin over base rate on interest on leases (as a percent)	1.95%										1.75%	2.50%
Commitment fee payable to lender (as a percent)											0.25%	0.50%
Interest rate (as a percent)															1.75%	2.50%
Interest rate at the end of the period (as a percent)														2.50%
Fronting fee payable in connection with the issuance of a letter of credit (as a percent)								0.25%
Ratio of EBITDA to consolidated net cash interest expense											275.00%
Ratio of funded debt to EBITDA												350.00%
Trailing period for ratio of EBITDA to consolidated net cash interest expense								12 months
Trailing period for ratio of funded debt to EBITDA								12 months
Lender fees and costs													18,100,000
Term of revolving credit facility								5 years
Unamortized debt issuance costs								5,440,000	7,684,000
Other long-term obligations
Purchase obligations, total	966,000	2,661,000
Interest rate, low end of range (as a percent)		6.00%
Interest rate, high end of range (as a percent)		8.00%
Interest rate (as a percent)	6.00%
Interest expense	$ 41,665,000	$ 36,327,000	$ 33,866,000